PURCHASE OF GAS-FIRED GENERATION FACILITY (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

 The following table summarizes the assets acquired and liabilities assumed as of the acquisition date:

Millions of Dollars
Utility Plant - Net	$163
Materials and Supplies	2
ARO Obligation Assumed(1)	(1)

Total Purchase Price	$164

(1)	The ARO obligation was recorded at net present value in Deferred Credits and Other Liabilities - Other on TEP’s balance sheet.